UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23218

Name of Fund:  BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States — 20.4%
AMMC CLO 18 Ltd., Series 2016-18A, Class E1, 7.72%, 5/26/28 (a)(b)	USD	750	$757,245
Anchorage Capital CLO 9 Ltd., Class D (a)(b):
Series 2013-1A, 5.82%, 7/13/25		1,000	978,540
Series 2016-9A, 4.95%, 1/15/29		1,000	1,002,400
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.40%, 10/17/24 (a)(b)(c)		1,000	1,000,000
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, 6.24%, 7/29/26 (a)(b)		1,000	966,102
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class D, 4.47%, 7/16/26 (a)(b)		1,000	997,474
Atrium X, Series 10A, Class E, 5.52%, 7/16/25 (a)(b)		500	489,187
Ballyrock CLO Ltd., Series 2014-1A, Class CR, 4.80%, 10/20/26 (b)(c)		1,500	1,500,000
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1.98%, 12/28/40 (a)(b)		2,808	2,499,336
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.52%, 7/15/24 (a)(b)		1,500	1,504,294
BlueMountain CLO Ltd., Series 2014-3A, Class D, 6.12%, 10/15/26 (a)(b)		1,000	987,626
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, 6.74%, 7/28/28 (a)(b)		1,000	997,392
CIFC Funding Ltd., Class E (a)(b):
Series 2014-1A, 5.52%, 4/18/25		1,000	940,852
Series 2015-3A, 7.07%, 10/19/27		1,000	1,001,596
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33		2,500	2,736,914
Conseco Financial Corp., Series 1997-2, Class M1, 7.54%, 6/15/28 (a)		2,033	2,017,119
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(d)		1,000	1,038,301
CSMC Trust, Series 2017-1TR, 4.50%, 3/25/21		1,800	1,801,084

Asset-Backed Securities		Par (000)	Value
United States (continued)
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 4/15/28	USD	1,702	$1,790,603
Dryden 34 Senior Loan Fund, Series 2014-34A, Class DR, 4.42%, 10/15/26 (a)(b)(c)		1,250	1,250,000
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class DR, 1.00%, 4/18/26 (a)(b)(c)		1,000	1,000,000
Highbridge Loan Management Ltd., Series 5A-2015, Class E, 6.39%, 1/29/26 (a)(b)		750	737,230
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.14%, 6/15/33 (a)		2,897	2,149,159
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.78%, 7/20/26 (a)(b)		500	489,425
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, 1.24%, 8/25/37 (a)		2,401	732,913
MP CLO VI, Ltd., Series 2014-2A, Class DR, 4.47%, 1/15/27 (a)(b)		750	750,342
Oak Hill Credit Partners X Ltd., Class DR:
Series 2013-9, 1.00%, 10/20/25		1,000	1,000,000
Series 2014-10A, 4.20%, 7/20/26 (a)(b)		1,500	1,500,000
OZLM Funding V Ltd., Series 2013-5A, Class D, 5.77%, 1/17/26 (a)(b)		3,000	2,954,151
OZLM VII, Ltd., Series 2014-7A, Class CR, 4.66%, 7/17/26 (a)(b)(c)		1,000	1,000,000
Palmer Square CLO Ltd., Series 2013-2A, Class CR, 4.76%, 10/17/27 (a)(b)(c)		1,000	1,000,000
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, 8.05%, 8/23/28 (a)(b)		500	500,894
Sound Point CLO V Ltd., Series 2014-1A, Class E, 5.27%, 4/18/26 (a)(b)		1,000	946,078
TIAA CLO II Ltd., Series 2017-1A, Class E, 7.06%, 4/20/29 (a)(b)		1,000	960,620
York CLO 1 Ltd., Series 2014-1A, Class E, 6.49%, 1/22/27 (a)(b)		1,000	937,546
Total Asset-Backed Securities — 20.4%			42,914,423

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
Argentina — 4.7%
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)	USD	928	$958,160
AES Argentina Generacion SA, 7.75%, 2/02/24 (b)		928	935,155
Arcor SAIC, 6.00%, 7/06/23 (b)		371	394,188
Cablevision SA, 6.50%, 6/15/21 (b)		557	586,799
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		928	951,200
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		928	984,292
Genneia SA, 8.75%, 1/20/22 (b)		928	967,440
Pampa Energia SA, 7.50%, 1/24/27 (b)		719	728,167
Petrobras Argentina SA, 7.38%, 7/21/23 (b)		557	581,369
YPF SA:
23.85%, 7/07/20 (a)		1,760	1,860,039
8.50%, 7/28/25		928	1,006,602

			9,953,411
Bermuda — 0.2%
Digicel Group Ltd., 8.25%, 9/30/20 (b)		358	307,665
Brazil — 0.3%
Petrobras International Finance Co., 5.75%, 1/20/20		557	584,850
British Virgin Islands — 0.2%
Prime Bloom Holdings Ltd., 7.50%, 12/19/19		500	517,246
Canada — 2.9%
Canbriam Energy, Inc., 9.75%, 11/15/19 (b)		1,540	1,613,150
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp., 6.50%, 4/01/19		360	361,800
NOVA Chemicals Corp., 5.00%, 5/01/25 (b)(e)		1,540	1,566,950
Seven Generations Energy Ltd., 6.75%, 5/01/23 (b)		1,540	1,609,300
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		928	967,700

			6,118,900
Cayman Islands — 1.3%
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		500	509,848
Golden Eagle Retail Group Ltd., 4.63%, 5/21/23		500	460,000

Corporate Bonds	Par (000)		Value
Cayman Islands (continued)
Suzano Trading Ltd., 5.88%, 1/23/21 (b)	USD	928	$988,598
Tecnoglass, Inc., 8.20%, 1/31/22 (b)		230	240,350
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23		500	508,044

			2,706,840
Chile — 0.1%
GNL Quintero SA, 4.63%, 7/31/29 (b)		200	204,500
China — 0.2%
Rock International Investment Co., 6.63%, 3/27/20		500	501,217
Cyprus — 0.1%
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (f)	EUR	100	141,618
Dominican Republic — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)	USD	928	968,405
France — 1.3%
Areva SA, 4.88%, 9/23/24	EUR	200	217,094
BiSoho SAS, 5.88%, 5/01/23		100	114,159
BNP Paribas Cardif SA, 4.03%, 12/31/49 (a)		100	106,753
BNP Paribas SA, 4.63%, 3/13/27 (b)	USD	800	799,793
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	124,532
4.50%, 3/07/24		100	115,603
3.58%, 2/07/25		100	108,164
CMA CGM SA, 7.75%, 1/15/21		100	107,454
Credit Agricole Assurances SA, 4.50% (a)(g)		100	108,338
Faurecia, 3.63%, 6/15/23		100	111,230
Groupama SA, 6.00%, 1/23/27		100	112,547
Horizon Holdings I SASU, 7.25%, 8/01/23		100	112,947
Loxam SAS, 3.50%, 5/03/23		100	106,680
Numericable Group SA, 5.38%, 5/15/22		100	111,222
Paprec Holding SA, 5.25%, 4/01/22		100	111,161
Rexel SA, 3.50%, 6/15/23		100	110,680
Tereos Finance Groupe I SA, 4.13%, 6/16/23		100	108,574

2	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds		Par (000)	Value
France (continued)
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	$111,243

			2,798,174
Germany — 1.1%
IHO Verwaltungs GmbH (h):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21		100	109,338
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	109,235
ProGroup AG, 5.13%, 5/01/22		100	112,451
Senvion Holding GmbH, 6.63%, 11/15/20		100	109,727
Unitymedia GmbH, 6.13%, 1/15/25 (b)	USD	1,540	1,620,850
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/23	EUR	81	91,055
4.00%, 1/15/25		119	131,869

			2,284,525
Guatemala — 0.3%
Central American Bottling Corp., 5.75%, 1/31/27 (b)	USD	557	577,308
Indonesia — 0.2%
Bukit Makmur Mandiri Uta, 7.75%, 2/13/22		500	517,448
Ireland — 1.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)	EUR	200	223,558
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22		46	50,028
2.75%, 3/15/24		140	147,118
6.75%, 5/15/24		100	116,548
6.00%, 2/15/25 (b)	USD	1,540	1,557,325
Bank of Ireland, 4.25%, 6/11/24 (a)	EUR	100	111,641
eircom Finance DAC, 4.50%, 5/31/22		100	110,579

			2,316,797
Italy — 1.4%
Assicurazioni Generali SpA (a):
7.75%, 12/12/42		100	128,816
5.50%, 10/27/47		100	113,203
Banco Popolare, 2.75%, 7/27/20		100	108,680
Intesa Sanpaolo SpA:
5.15%, 7/16/20		100	118,119
6.63%, 9/13/23		100	126,104
2.86%, 4/23/25		100	105,157
LKQ Italia Bondco SpA, 3.88%, 4/01/24		100	112,432

Corporate Bonds		Par (000)	Value
Italy (continued)
Telecom Italia SpA:
3.25%, 1/16/23	EUR	100	$113,188
5.30%, 5/30/24 (b)	USD	1,540	1,557,325
UniCredit SpA:
6.95%, 10/31/22	EUR	100	125,320
5.75%, 10/28/25 (a)		140	160,854
4.38%, 1/03/27 (a)		100	109,987
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (a)		100	106,971

			2,986,156
Japan — 0.1%
SoftBank Group Corp., 4.75%, 7/30/25		100	117,951
Jersey — 0.2%
Adient Global Holdings Ltd., 3.50%, 8/15/24		100	107,368
Avis Budget Finance PLC, 4.13%, 11/15/24		100	103,799
Mercury Bondco PLC (h):
(7.13% Cash), 7.13%, 5/30/21		100	107,080
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		100	109,774

			428,021
Luxembourg — 2.5%
Altice Financing SA, 5.25%, 2/15/23		100	113,636
Altice Finco SA, 9.00%, 6/15/23		100	120,948
Altice Luxembourg SA:
7.25%, 5/15/22		100	112,876
6.25%, 2/15/25		100	113,614
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	100	128,514
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	107,725
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (h)		261	285,640
CNH Industrial Finance Europe SA, 2.88%, 5/17/23		100	111,169
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	107,100
DEA Finance SA, 7.50%, 10/15/22		100	112,575
Fiat Chrysler Finance Europe, 4.75%, 3/22/21		100	117,753
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	132,858
Horizon Parent Holdings Sarl, (8.25% Cash), 8.25%, 2/15/22 (h)	EUR	100	110,814

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
Luxembourg (continued)
INEOS Group Holdings SA, 5.38%, 8/01/24	EUR	100	$110,487
Matterhorn Telecom SA:
3.88%, 5/01/22		100	108,017
3.25%, 2/01/23 (a)		100	106,147
Minerva Luxembourg SA, 6.50%, 9/20/26 (b)	USD	557	544,261
Play Topco SA, (5.38% Cash), 5.38%, 9/15/22 (h)	EUR	100	106,409
Raizen Fuels Finance SA, 5.30%, 1/20/27 (b)	USD	516	522,450
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (b)		928	955,840
Swissport Investments SA, 6.75%, 12/15/21	EUR	100	115,428
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		100	117,472
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		100	113,723
Wind Acquisition Finance SA:
4.00%, 7/15/20		150	162,620
4.75%, 7/15/20 (b)	USD	200	203,250
7.00%, 4/23/21	EUR	100	110,627
7.38%, 4/23/21 (b)	USD	200	208,000

			5,159,953
Mauritius — 0.2%
Hta Group Ltd., 9.13%, 3/08/22		500	495,625
Mexico — 0.5%
Cemex Finance LLC, 4.63%, 6/15/24	EUR	100	112,812
Petroleos Mexicanos, 6.50%, 3/13/27 (b)	USD	371	399,103
Trust F/1401, 6.95%, 1/30/44		557	563,406

			1,075,321
Netherlands — 2.1%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	111,001
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25		100	111,950
Constellium NV, 7.88%, 4/01/21 (b)	USD	250	266,875
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	100	106,413
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (b)	USD	557	581,954
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (b)		250	259,375
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	100	106,680
OI European Group BV, 3.13%, 11/15/24		100	106,522

Corporate Bonds	Par (000)		Value
Netherlands (continued)
Petrobras Global Finance BV, 8.75%, 5/23/26	USD	557	$644,727
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	200	221,243
Repsol International Finance BV, 3.88% (a)(g)		100	110,547
UPC Holding BV, 6.75%, 3/15/23		100	114,946
Ziggo Secured Finance BV:
4.25%, 1/15/27		100	111,152
5.50%, 1/15/27 (b)	USD	1,540	1,539,846

			4,393,231
Norway — 0.1%
Norske Skog, 11.75%, 12/15/19	EUR	100	102,733
Silk Bidco AS, 7.50%, 2/01/22		100	114,637

			217,370
Panama — 0.4%
AES Panama SRL, 6.00%, 6/25/22 (b)	USD	371	382,130
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		557	553,379

			935,509
Spain — 0.7%
Bankia SA, 4.00%, 5/22/24 (a)	EUR	300	330,573
CaixaBank SA, 3.50%, 2/15/27 (a)		100	109,648
Ibercaja Banco SA, 5.00%, 7/28/25 (a)		100	106,659
Liberbank SA, 6.88%, 3/14/27 (a)		100	109,111
NH Hotel Group SA, Series MAR., 3.75%, 10/01/23 (c)		128	141,685
Telefonica Emisiones SAU:
4.10%, 3/08/27	USD	262	263,849
5.21%, 3/08/47		350	354,292

			1,415,817
Switzerland — 0.2%
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (b)		309	313,428
United Kingdom — 2.0%
Anglo American Capital PLC:
3.50%, 3/28/22	EUR	100	114,825
3.25%, 4/03/23		100	113,727
Aon PLC, 4.75%, 5/15/45	USD	225	224,747
Arrow Global Finance PLC, 5.13%, 9/15/24	GBP	100	129,700
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22 (c)		100	125,290
HSBC Holdings PLC:
3.26%, 3/13/23 (a)	USD	375	377,088
4.38%, 11/23/26		200	201,553

4	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
United Kingdom (continued)
HSBC Holdings PLC (continued):
4.04%, 3/13/28 (a)	USD	300	$303,247
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	109,730
International Game Technology PLC, 4.75%, 2/15/23		100	115,081
Jerrold Finco PLC, 6.13%, 1/15/24	GBP	100	124,456
Old Mutual PLC, 8.00%, 6/03/21		100	145,620
OTE PLC, 3.50%, 7/09/20	EUR	200	214,978
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	100	127,807
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		100	128,420
Punch Taverns Finance B Ltd., Series A7, 5.27%, 3/30/24		63	79,537
Punch Taverns Finance PLC, Series M3, 5.86%, 10/15/27 (a)		100	125,290
Stonegate Pub Co. Financing PLC, 4.88%, 3/15/22		100	125,917
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	114,889
Thomas Cook Group PLC, 6.25%, 6/15/22		100	114,423
Tullow Oil PLC, 6.00%, 11/01/20 (b)	USD	200	193,500
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	81	114,066
Series N, 6.46%, 3/30/32		100	121,518
Virgin Media Secured Finance PLC:
5.13%, 1/15/25		100	131,711
5.50%, 1/15/25		90	118,117
4.88%, 1/15/27		100	125,917
6.25%, 3/28/29		100	135,407
Vue International Bidco PLC, 7.88%, 7/15/20		100	129,709

			4,186,270
United States — 32.5%
Air Lease Corp., 3.63%, 4/01/27	USD	155	150,652
Alcoa, Inc., 6.75%, 1/15/28 (e)		1,540	1,689,187
Alliance Data Systems Corp., 4.50%, 3/15/22	EUR	100	109,338
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	100	132,807
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	USD	1,540	1,520,365
Amgen, Inc., 4.40%, 5/01/45		300	291,192
Analog Devices, Inc.:
3.50%, 12/05/26		250	247,594
4.50%, 12/05/36		339	337,418
5.30%, 12/15/45		250	276,746
Apple, Inc., 3.85%, 8/04/46		100	95,394
Applied Materials, Inc., 4.35%, 4/01/47		127	128,572

Corporate Bonds	Par (000)		Value
United States (continued)
AT&T, Inc.:
4.25%, 3/01/27	USD	250	$252,769
4.75%, 5/15/46		200	186,617
Bank of America Corp.:
4.45%, 3/03/26		200	205,109
3.50%, 4/19/26		250	246,532
4.25%, 10/22/26 (e)		425	431,554
4.44%, 1/20/48 (a)		150	150,970
Belden, Inc., 5.50%, 4/15/23	EUR	100	111,963
Brinker International, Inc., 5.00%, 10/01/24 (b)(e)	USD	1,540	1,520,750
Broadcom Corp./Broadcom Cayman Finance Ltd. (b):
3.00%, 1/15/22		300	299,618
3.63%, 1/15/24		275	277,027
3.88%, 1/15/27 (e)		475	477,504
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		1,540	1,655,500
Calpine Corp., 5.75%, 1/15/25		1,540	1,530,375
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,240	1,284,950
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27 (b)(e)		1,540	1,547,700
CF Industries, Inc.:
4.50%, 12/01/26 (b)		225	228,532
5.38%, 3/15/44		150	130,875
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.48%, 10/23/45		350	402,968
5.38%, 5/01/47 (b)(c)		307	308,401
Chesapeake Energy Corp., 6.63%, 8/15/20		215	214,731
Citigroup, Inc.:
4.45%, 9/29/27		225	227,710
4.13%, 7/25/28		225	221,254
Comcast Corp., 3.40%, 7/15/46		300	256,690
CSC Holdings LLC, 10.88%, 10/15/25 (b)		1,540	1,851,850
DaVita, Inc., 5.00%, 5/01/25		1,540	1,543,850
Devon Energy Corp., 5.00%, 6/15/45		200	200,667
Diamondback Energy, Inc., 5.38%, 5/31/25 (b)		1,540	1,578,500
Discover Financial Services, 4.10%, 2/09/27 (e)		350	350,118
Discovery Communications LLC, 4.88%, 4/01/43		225	203,817
DXC Technology Co., 4.25%, 4/15/24 (b)		165	167,776

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
United States (continued)
Endeavor Energy Resources LP/EER Finance, Inc., 8.13%, 9/15/23 (b)	USD	1,540	$1,636,250
Enterprise Products Operating LLC, 4.90%, 5/15/46		200	204,714
Federal-Mogul Holdings LLC, 4.55%, 4/15/24 (a)	EUR	100	106,168
FedEx Corp., 4.10%, 2/01/45	USD	225	208,389
First Data Corp., 5.00%, 1/15/24 (b)		1,540	1,566,950
Ford Motor Co., 5.29%, 12/08/46		200	199,540
Frontier Communications Corp., 10.50%, 9/15/22		1,540	1,559,250
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	100	108,547
General Motors Co., 5.20%, 4/01/45	USD	325	318,569
Gilead Sciences, Inc., 4.15%, 3/01/47		550	512,915
Goldman Sachs Group, Inc.:
4.25%, 10/21/25		400	407,724
3.50%, 11/16/26		200	195,523
Great Plains Energy, Inc., 4.85%, 4/01/47		200	205,034
Halcon Resources Corp., 6.75%, 2/15/25 (b)		1,540	1,512,280
HCA, Inc., 5.88%, 2/15/26		1,540	1,624,700
Humana, Inc., 4.80%, 3/15/47		100	104,539
Huntsman International LLC, 5.13%, 4/15/21	EUR	100	117,208
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (b)	USD	1,540	1,536,150
JPMorgan Chase & Co.:
4.13%, 12/15/26		200	203,781
4.25%, 10/01/27		200	204,904
4.26%, 2/22/48 (a)		100	99,710
Kaiser Aluminum Corp., 5.88%, 5/15/24		1,540	1,604,973
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (b)		210	214,462
Levi Strauss & Co., 3.38%, 3/15/27	EUR	100	106,947
Massachusetts Mutual Life Insurance Co., 4.90%, 4/01/77 (b)	USD	195	195,872
McDonald’s Corp.:
3.50%, 3/01/27		170	170,365
4.45%, 3/01/47		160	160,533
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26		1,600	1,552,000
Microsoft Corp.:
4.45%, 11/03/45		150	158,310

Corporate Bonds	Par (000)		Value
United States (continued)
Microsoft Corp. (continued):
4.50%, 2/06/57	USD	150	$154,423
Monsanto Co., 4.40%, 7/15/44		200	194,387
Morgan Stanley:
3.88%, 1/27/26		225	227,992
4.35%, 9/08/26		250	256,069
3.95%, 4/23/27		275	272,357
4.38%, 1/22/47		250	250,181
MPLX LP, 5.20%, 3/01/47		250	251,566
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25	EUR	100	106,673
Newfield Exploration Co., 5.38%, 1/01/26 (e)	USD	1,540	1,608,376
Newmont Mining Corp., 4.88%, 3/15/42		200	199,881
Oracle Corp., 4.00%, 7/15/46		250	238,505
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25 (b)		1,495	1,597,781
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25 (b)		1,540	1,559,250
PDC Energy, Inc., 6.13%, 9/15/24 (b)		1,540	1,578,500
Pioneer Energy Services Corp., 6.13%, 3/15/22		1,540	1,401,400
Post Holdings, Inc., 5.00%, 8/15/26 (b)		1,540	1,474,550
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	109,634
Quintiles IMS, Inc., 3.25%, 3/15/25 (b)		100	105,919
RSP Permian, Inc., 6.63%, 10/01/22	USD	1,540	1,620,850
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		350	379,716
4.20%, 3/15/28 (b)		125	123,477
SESI LLC, 7.13%, 12/15/21		1,540	1,559,250
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	100	106,151
Sprint Corp., 7.88%, 9/15/23	USD	1,540	1,705,550
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		600	598,500
Steel Dynamics, Inc., 5.00%, 12/15/26 (b)		1,540	1,559,250
T-Mobile USA, Inc., 6.50%, 1/15/26		1,540	1,686,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 1/15/25		215	224,675
Time Warner, Inc.:
4.65%, 6/01/44		150	141,814

6	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
United States (continued)
Time Warner, Inc. (continued):
4.85%, 7/15/45	USD	175	$170,200
TransDigm, Inc., 6.50%, 5/15/25		1,540	1,553,475
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		219	219,274
5.38%, 3/15/20		750	671,250
7.00%, 3/15/24		750	769,687
Verizon Communications, Inc.:
4.13%, 3/16/27		170	172,880
5.25%, 3/16/37		70	72,371
4.81%, 3/15/39 (b)		250	243,494
4.86%, 8/21/46		225	216,315
5.50%, 3/16/47		190	199,148
Viacom, Inc., 4.38%, 3/15/43		250	216,693
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		100	102,004
Wells Fargo & Co.:
4.40%, 6/14/46		425	411,602
4.75%, 12/07/46		350	357,567
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	100	110,616
XPO Logistics, Inc., 5.75%, 6/15/21		100	111,522
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27 (b)	USD	1,540	1,624,392

			68,357,716
Total Corporate Bonds — 57.4%			120,581,272

Foreign Agency Obligations
Argentina — 1.4%
Argentine Republic Government International Bond:
6.25%, 4/22/19 (b)		200	211,000
5.63%, 1/26/22 (b)		928	950,272
6.88%, 1/26/27		1,825	1,850,550

			3,011,822
Brazil — 2.9%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/18 (i)	BRL	9,000	2,681,078
Brazil Republic Government International Bond, 6.00%, 4/07/26	USD	2,227	2,420,749
Brazilian Government International Bond, 4.88%, 1/22/21		928	977,880

			6,079,707

Foreign Agency Obligations	Par (000)		Value
Colombia — 1.1%
Colombia Government International Bond:
4.38%, 7/12/21	USD	1,485	$1,574,100
3.88%, 4/25/27		750	747,000

			2,321,100
Egypt — 1.1%
Egypt Government International Bond:
5.75%, 4/29/20		1,230	1,279,200
8.50%, 1/31/47 (b)		865	929,875

			2,209,075
Indonesia — 1.0%
Indonesia Government International Bond:
5.88%, 3/13/20		1,300	1,421,546
4.75%, 1/08/26		557	593,118

			2,014,664
Lebanon — 0.2%
Lebanon Government International Bond, 6.85%, 3/23/27		503	513,060
Mexico — 1.4%
Mexican Bonos, 8.00%, 6/11/20	MXN	33,000	1,820,087
Mexico Government International Bond:
4.15%, 3/28/27	USD	468	475,956
4.35%, 1/15/47		750	690,000

			2,986,043
Mongolia — 0.3%
Mongolia Government International Bond, 8.75%, 3/09/24		500	544,892
Russia — 1.4%
Russian Federal Bond - OFZ:
8.15%, 2/03/27	RUB	58,445	1,065,005
7.05%, 1/19/28		63,590	1,061,283
Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	USD	800	857,408

			2,983,696
South Africa — 0.5%
South Africa Government International Bond, 5.50%, 3/09/20		1,000	1,063,750
Turkey — 1.4%
Turkey Government International Bond:
7.00%, 6/05/20		1,485	1,620,328

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Foreign Agency Obligations	Par (000)		Value
Turkey (continued)
Turkey Government International Bond (continued):
6.00%, 3/25/27	USD	1,300	$1,350,375

			2,970,703
Total Foreign Agency Obligations — 12.7%			26,698,512

Investment Companies		Shares
United States — 4.7%
SPDR Barclays High Yield Bond ETF		270,000	9,971,100

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations
United States — 1.5%
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M2, 4.63%, 9/25/29 (a)	USD	1,500	1,510,001
RALI Trust, Series 2006-QO6, Class A1, 1.16%, 6/25/46 (a)		3,510	1,502,107

			3,012,108
Commercial Mortgage-Backed Securities
United States — 7.2%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class B (a)(b)(c)		438	437,500
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX (b)		1,000	1,014,869
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2 (a)(b)		1,000	1,005,645
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class C (a)(b)		1,000	1,072,164
Chicago Skyscraper Trust, Series 2017 (a)(b):
Class D, 3.16%, 4/15/30		244	244,000
Class E, 4.21%, 4/15/30		1,250	1,250,000
Class F, 5.01%, 4/15/30		280	280,000
Commercial Mortgage Trust, Series 2015-CR23 (a):
Class C, 4.26%, 5/10/48		1,000	915,352
Class CMC, 3.68%, 5/10/48 (b)		1,000	984,303
Class CMD, 3.68%, 5/10/48 (b)		1,150	1,107,785
Core Industrial Trust, Series 2015-WEST, Class E (a)(b)		1,000	973,133

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
DBUBS 2011-LC1 Mortgage Trust, Series 2011-LC1A, Class E (a)(b)	USD	1,000	$1,052,675
GS Mortgage Securities Trust, Series 2014-GC22, Class D (a)(b)		833	690,454
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b)		1,240	1,170,240
LSTAR Commercial Mortgage Trust, Series 2017-5 (a)(b):
Class C, 4.87%, 3/10/50		1,000	903,800
Class X, 1.39%, 3/10/50		14,000	824,740
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D (a)(b)		1,000	825,191
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class D (a)		510	442,163

			15,194,014
Total Non-Agency Mortgage-Backed Securities - 8.7%			18,206,122

Preferred Securities
Capital Trusts
Australia — 0.1%
Origin Energy Finance Ltd., 4.00% (a)(g)		100	108,280
Belgium — 0.1%
Ethias SA, 5.00% (g)		100	107,069
Canada — 0.2%
Transcanada Trust, 5.30% (a)(g)		475	469,359
France — 0.1%
Orange SA, 4.00% (a)(g)		130	146,025
Solvay Finance SA, 5.12% (a)(g)		100	116,542
TOTAL SA, 3.88% (a)(g)		100	113,227

			375,794
Germany — 0.1%
Lanxess AG, 4.50% (a)(g)		100	114,051
Italy — 0.1%
Enel SpA, (a)(g):
5.00%		100	114,009
6.50%		100	115,091

			229,100
Jersey — 0.1%
HBOS Capital Funding LP, 6.85% (g)		100	101,450

8	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Capital Trusts		Par (000)	Value
Jersey (continued)
RZB Finance Jersey IV Ltd., 1.62% (a)(g)	USD	100	$102,680

			204,130
Netherlands — 0.4%
Gas Natural Fenosa Finance BV (a)(g):
3.38%		100	103,917
4.13%		100	110,841
Koninklijke KPN NV, 6.13% (a)(g)		100	114,097
Telefonica Europe BV, (a)(g)
4.20%		100	111,507
5.00%		100	112,745
6.50%		100	114,194
6.75%		100	134,709

			802,010
Total Capital Trusts — 1.2%			2,409,793
Total Preferred Securities — 1.2%			2,409,793
Total Long-Term Investments (Cost — $221,373,718) — 105.1%			220,781,222

Short-Term Securities — 6.6%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (j)(k)	13,848,334	$13,848,334
Total Short-Term Securities (Cost — $13,848,334) — 6.6%		13,848,334
Total Investments (Cost — $235,222,052) — 111.7%		234,629,556
Liabilities in Excess of Other Assets — (11.7)%		(24,569,677)

Net Assets — 100.0%		$210,059,879

* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$235,222,052

Gross unrealized appreciation		$739,050
Gross unrealized depreciation		(1,331,546)

Net unrealized depreciation		$(592,496)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Convertible security.

(g)	Perpetual security with no stated maturity date.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Zero-coupon bond.

(j)	Current yield as of period end.

(k)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,848,334[1]	13,848,334	$13,848,334	$30,632	—

[1]	Represents net activity from February 23, 2017 (the commencement of operations) to March 31, 2017.

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.34%	3/30/17	Open	$412,250	$412,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	3/30/17	Open	456,000	456,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.70%	3/30/17	Open	281,750	281,763	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.70%	3/30/17	Open	1,293,600	1,293,661	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.70%	3/30/17	Open	1,370,600	1,370,665	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.70%	3/30/17	Open	1,262,800	1,262,860	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.70%	3/30/17	Open	1,216,600	1,216,658	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.70%	3/30/17	Open	1,270,500	1,270,560	Corporate Bonds	Open/Demand
Total				$7,564,100	$7,564,449

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	5-Year U.S. Treasury Note	June 2017	$470,906	$(188)
(235)	10-Year U.S. Treasury Note	June 2017	$29,272,188	(234,731)
(4)	Euro BTP Futures	June 2017	$557,680	424
(7)	Euro Bund Futures	June 2017	$1,205,420	(2,902)
(5)	Euro OAT Futures	June 2017	$784,311	1,852
(14)	Long U.S. Treasury Bond	June 2017	$2,111,813	(17,168)
(3)	UK Long Gilt Futures	June 2017	$479,535	(416)
(28)	Ultra U.S. Treasury Bond	June 2017	$4,497,500	(74,734)
Total				$(327,863)

10	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	203,924	EUR	191,000	Barclays Bank PLC	4/05/17	$(431)
USD	826,172	EUR	776,298	Barclays Bank PLC	4/05/17	(4,406)
USD	1,277,618	EUR	1,197,553	Citibank N.A.	4/05/17	(3,669)
USD	107,764	EUR	101,000	Citibank N.A.	4/05/17	(298)
USD	1,183,339	EUR	1,111,000	Citibank N.A.	4/05/17	(5,343)
USD	1,917,842	EUR	1,803,000	Citibank N.A.	4/05/17	(11,226)
USD	1,143,241	EUR	1,059,000	HSBC Bank USA N.A.	4/05/17	10,195
USD	110,238	EUR	102,000	HSBC Bank USA N.A.	4/05/17	1,106
USD	1,226,135	EUR	1,152,000	State Street Bank and Trust Co.	4/05/17	(6,414)
USD	2,927,464	EUR	2,753,000	State Street Bank and Trust Co.	4/05/17	(18,028)
USD	106,826	EUR	99,400	State Street Bank and Trust Co.	4/05/17	476
USD	2,228,687	EUR	2,071,000	State Street Bank and Trust Co.	4/05/17	12,881
USD	1,265,852	EUR	1,171,000	State Street Bank and Trust Co.	4/05/17	12,975
USD	142,668	EUR	132,000	State Street Bank and Trust Co.	4/05/17	1,439
USD	134,716	GBP	110,000	Goldman Sachs International	4/05/17	(3,189)
USD	123,613	GBP	101,000	Goldman Sachs International	4/05/17	(3,009)
USD	122,317	GBP	99,980	Royal Bank of Scotland PLC	4/05/17	(3,026)
USD	388,787	GBP	320,000	State Street Bank and Trust Co.	4/05/17	(12,391)
USD	437,301	GBP	358,000	State Street Bank and Trust Co.	4/05/17	(11,516)
USD	795,337	GBP	637,000	State Street Bank and Trust Co.	4/05/17	(3,257)
USD	316,956	GBP	253,000	State Street Bank and Trust Co.	4/05/17	(225)
USD	149,667	GBP	119,000	State Street Bank and Trust Co.	4/05/17	479
USD	14,433,004	EUR	13,484,000	Morgan Stanley & Co. International PLC	5/04/17	(12,943)
USD	2,428,316	GBP	1,946,000	Morgan Stanley & Co. International PLC	5/04/17	(13,017)
Total						$(72,837)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,052,244	$6,862,179	$42,914,423
Corporate Bonds	—	120,581,272	—	120,581,272
Foreign Agency Obligations	—	26,698,512	—	26,698,512
Investment Companies	$9,971,100	—	—	9,971,100
Non-Agency Mortgage-Backed Securities	—	18,206,122	—	18,206,122
Preferred Securities	—	2,409,793	—	2,409,793
Short-Term Securities	13,848,334	—	—	13,848,334

Subtotal	$23,819,434	$203,947,943	$6,862,179	$234,629,556

Derivative Financial Instruments [1]
Assets:
Equity contracts	$2,276	—	—	$2,276
Foreign currency exchange contracts	—	$39,551	—	39,551
Liabilities:
Equity contracts	(330,139)	—	—	(330,139)
Foreign currency exchange contracts	—	(112,388)	—	(112,388)

Total	$(327,863)	$(72,837)	—	$(400,700)

[1]

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $7,564,449 are categorized as Level 2 within the disclosure hierarchy.

12	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock 2022 Global Income Opportunity Trust

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Total
Assets:
Opening balance, as of February 23, 2017	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	$2,134	$2,134
Net realized gain[1] (loss)	—	—
Net change in unrealized appreciation (depreciation)1,	(3,989)	(3,989)
Purchases	6,864,034	6,864,034
Sales	—	—
Closing Balance, as of March 31, 2017	$6,862,179	$6,862,179
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017	$(3,989)	$(3,989)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	MARCH 31, 2017	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock 2022 Global Income Opportunity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: May 23, 2017